Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Taxes [Line Items]
Statutory tax rate	30.62%	30.62%
Effective tax rate	25.15%	26.77%
Net operating loss carryforwards	¥ 623,000
Unrecognized Tax Benefits	¥ 4,382